SHARE-BASED COMPENSATION (Details 1) - 2010 Share Incentive Plan - $ / shares	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Number of non-vested shares
Outstanding at the beginning of the period (in shares)	14,239,102	12,586,650	7,242,112
Granted (in shares)	1,564,442	4,877,946	8,208,254
Forfeited (in shares)	425,980	1,355,964	381,300
Vested (in shares)	2,276,558	1,869,530	2,482,416
Outstanding at the end of the period (in shares)	13,101,006	14,239,102	12,586,650
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 13.04	$ 10.09	$ 5.8
Granted (in dollars per share)	36.42	18.67	12.95
Forfeited (in dollars per share)	19.53	9.08	8.74
Vested (in dollars per share)	13.04	10.78	7.25
Outstanding at the end of the period (in dollars per share)	$ 15.62	$ 13.04	$ 10.09